Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 1,073,229	$ 673,304
Cost of revenues
Cost of revenues	476,962	293,051
Gross profit	596,267	380,253
Operating expenses
Sales and marketing	350,069	225,694
Research and development	230,674	135,997
General and administrative	107,444	67,719
Total operating expenses	688,187	429,410
Loss from operations	(91,920)	(49,157)
Other income
Interest income, net	29,436	7,850
Foreign exchange gain (loss)	(2,069)	1,312
Total other income (expense)	27,367	9,162
Net loss	(64,553)	(39,995)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(15,651)	5,253
Comprehensive loss	$ (80,204)	$ (34,742)
Basic and diluted net loss per share attributable to shareholders (in dollars per share)	$ (0.61)	$ (0.42)
Weighted average shares used to compute basic and diluted net loss per share attributable to shareholders (in shares)	105,671,839	95,774,897
Subscription solutions
Revenues
Revenues	$ 464,996	$ 310,031
Cost of revenues
Cost of revenues	100,990	61,267
Merchant solutions
Revenues
Revenues	608,233	363,273
Cost of revenues
Cost of revenues	$ 375,972	$ 231,784